Transactions with Related Parties	6 Months Ended
Jun. 30, 2022
Disclosure Of Transactions Between Related Parties [Abstract]
Transactions with Related Parties
21.	TRANSACTIONS WITH RELATED PARTIES
Balances and transactions between the companies which are related parties of the
Company
, have been
eliminated
on consolidation and are not disclosed in this note. Besides information disclosed elsewhere in the other notes, details of transactions between the Company and other related parties are disclosed as follows.

a.	Related party name and category

Related Party Name	Related Party Category
JANK Howden Pty Ltd	Related party in substance
Others	Key Management Personnel
Interest expense

	For the six months Ended June 30
Related Party Category/Name	2021	2022
Related party in substance / JANK Howden Pty Ltd	$45,522	$—
Key Management Personnel / Others	4,552	—

	$50,074	$—

The loans from the related parties were repaid on March 22, 2021.

b.	Compensation of Key Management Personnel

	For the six months Ended June 30
Related Party Category/Name	2021	2022
Short-term employee benefits	$1,073,166	$1,102,592
Post-employment benefits	58,300	242,554
Share-based payments recognized	765,201	602,988

	$1,896,667	$1,948,134

The remuneration of directors and key executives was determined by the Remuneration Committee based on the performance of individuals and market trends.